Commitments and Contingencies Expenses Incurred for Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Expense	$ 77.3	$ 77.2	$ 72.9